Basis of Presentation	Dec. 05, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
1. Basis of Presentation
The unaudited pro forma condensed combined financial information has been prepared in accordance with Regulation
 S-X
 Article 11 which gives effect to the Merger under Accounting Standards Codification Topic 805, “Business Combinations” using the acquisition method of accounting giving effect to the Merger involving Taylor Morrison and William Lyon Homes, with Taylor Morrison as the accounting acquirer.
The accompanying unaudited pro forma condensed combined financial statements present the pro forma consolidated financial position and results of operations of the combined company, based on the historical financial statements of Taylor Morrison and William Lyon Homes, after giving effect to the Merger and adjustments described in the notes thereto, and are intended to reflect the impact of the Merger on Taylor Morrison’s condensed consolidated financial statements. The unaudited pro forma condensed combined financial information is presented for illustrative purposes only and is not necessarily indicative of the financial position of the combined company had the Merger been consummated at September 30, 2019 or the results of operations of the combined company had the Merger been consummated at January 1, 2018, nor is it necessarily indicative of the results of operations of the combined company in future periods or the future financial position of the combined company.
Under the acquisition method of accounting, the assets and liabilities of William Lyon Homes will be recorded at the respective fair values on the closing date of the Merger. The fair value on the Merger date represents management’s best preliminary estimates based on available information and facts and circumstances in existence on the Merger date. The pro forma allocation of purchase price reflected in the unaudited pro forma condensed combined financial information is preliminary and subject to adjustment. Adjustments may include, but not be limited to, changes in (i) the underlying values of assets and liabilities if market conditions differ from current assumptions; or (ii) if information unknown as of the completion of the Merger becomes known.
The accounting policies of both Taylor Morrison and William Lyon Homes are in the process of being reviewed in detail. Upon completion of such review, additional

conforming adjustments or financial statement reclassification may be determined.
The unaudited pro forma condensed combined balance sheet has been adjusted to reflect the preliminary valuation of the net assets acquired including goodwill. The valuation of the assets and liabilities in these unaudited pro forma condensed combined financial statements is based upon the estimated purchase price. This amount was derived based on the Merger Consideration to be paid to holders of William Lyon Homes common stock. Under the Merger Agreement, the holders of William Lyon Homes common stock will receive per share consideration consisting of (i) 0.8000 of a share of Taylor Morrison common stock and (ii) $2.50 in cash per share of William Lyon Homes common stock. The actual number of shares of Taylor Morrison common stock to be issued in the Merger will be based upon the actual number shares of William Lyon Homes common stock outstanding immediately prior to the Effective Time.